CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Statement of Cash Flows [Abstract]
Cash and cash equivalents	¥ 1,616,164	$ 235,061	¥ 1,891,131
Restricted cash	3,677,557	534,878	2,392,573
Cash, cash equivalents and restricted cash	¥ 5,293,721	$ 769,939	¥ 4,283,704	$ 623,039	¥ 1,207,565	¥ 362,256